Common Shares - Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Net earnings (loss) attributable to common shareholders	$ (248)	$ (190)	$ 117
Basic and diluted weighted average number of common shares outstanding (millions)	287	288	288
Net earnings (loss) per share attributable to common shareholders, basic and diluted (in CAD per share)	$ (0.86)	$ (0.66)	$ 0.41